Schedule of investments
Delaware Tax-Free Idaho Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 101.23%
Corporate Revenue Bonds — 4.91%
Idaho State Board of Correction
(Management & Training Corporation) 5.50% 8/1/29	2,523,144	$ 2,533,867
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	1,254,750
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,007,740
		5,796,357
Education Revenue Bonds — 21.29%
Boise State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	544,770
Series A 5.00% 4/1/48	1,000,000	1,097,470
Idaho Housing & Finance Association
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,406,190
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	764,065
Series A 3.00% 5/1/41	1,650,000	1,398,870
Series A 4.00% 5/1/28	230,000	240,391
Series A 4.00% 5/1/30	250,000	260,770
Series A 4.00% 5/1/56	1,585,000	1,477,283
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,016,190
Series A 144A 6.00% 7/1/39 #	370,000	408,317
Series A 144A 6.00% 7/1/49 #	595,000	647,265
Series A 144A 6.00% 7/1/54 #	570,000	618,484

(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	929,490
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	336,927
Series A 4.00% 5/1/50	285,000	289,024
Series A 4.00% 5/1/55	205,000	206,702
Series A 5.00% 12/1/38	2,050,000	2,127,367
Series A 144A 5.00% 12/1/46 #	1,000,000	1,026,390

(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	800,610
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	$ 567,436
Series A 6.75% 7/1/48	529,151	566,218
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	2,555,000	2,591,077
Series A 4.00% 5/1/55	1,100,000	1,109,130

(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,038,480
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,298,358
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,449,488
5.00% 4/1/43	250,000	276,577
5.00% 4/1/44	250,000	275,678
University of Idaho
Unrefunded Series A 5.00% 4/1/41	340,000	376,278
		25,145,295
Electric Revenue Bonds — 5.17%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,117,600
Guam Power Authority Revenue
Series A 5.00% 10/1/41	915,000	983,104
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	69,750
Series AAA 5.25% 7/1/25 ‡	45,000	42,075
Series CCC 5.25% 7/1/27 ‡	345,000	322,575
Series WW 5.00% 7/1/28 ‡	320,000	297,600
Series WW 5.50% 7/1/38 ‡	1,500,000	1,408,125
Series XX 4.75% 7/1/26 ‡	50,000	46,313
Series XX 5.25% 7/1/40 ‡	595,000	556,325
Series XX 5.75% 7/1/36 ‡	175,000	164,937
Series ZZ 4.75% 7/1/27 ‡	40,000	37,050
Series ZZ 5.25% 7/1/24 ‡	60,000	56,100
		6,101,554
Healthcare Revenue Bonds — 12.47%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	1,421,145
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
4.00% 3/1/51	2,210,000	$ 2,200,939
Series A 3.00% 3/1/51	3,300,000	2,618,781
Series A 4.00% 3/1/46	500,000	501,545
Series A 5.00% 3/1/27	1,000,000	1,095,910
Series A 5.00% 3/1/37	500,000	545,310
(Trinity Health Credit Group)
Series A 5.00% 12/1/47	390,000	414,332
Series ID 4.00% 12/1/43	1,000,000	1,011,360
Series ID 5.00% 12/1/46	750,000	793,380
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	830,000	812,196
Series A 5.25% 11/15/37	1,005,000	928,771
Series A 5.25% 11/15/47	1,130,000	957,777
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	400,000	400,592
5.00% 7/1/32	645,000	733,042
5.00% 7/1/35	255,000	286,786
		14,721,866
Housing Revenue Bonds — 3.42%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	309,552	310,967
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,119,456
Series A 3.125% 7/1/54	2,000,000	1,620,920
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 3.05% 7/1/39 (GNMA)	280,000	276,491
Series A 3.25% 1/1/43 (GNMA)	140,000	138,802
Series C 3.00% 1/1/43 (FHA)	585,000	568,930
		4,035,566
Lease Revenue Bonds — 12.70%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	815,077
5.00% 12/15/32	750,000	814,088
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Fremont County Annual Appropriation Certificates of Participation
4.00% 9/1/36	750,000	$ 798,705
Idaho Falls Certificates of Participation
4.00% 9/15/39	1,050,000	1,110,816
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	525,000	558,626
4.00% 12/1/39	1,545,000	1,637,576
4.00% 12/1/42	1,300,000	1,349,608
4.00% 12/1/44	250,000	258,563

(Idaho Department of Fish & Game Nampa Regional Office Project) 5.00% 12/1/41	200,000	223,302
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	750,000	751,785
Series A 7.00% 2/1/36	1,500,000	1,503,405
Idaho Housing & Finance Association Grant and Revenue Anticipation Bonds
Series A 4.00% 7/15/39	1,750,000	1,811,075
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	500,147
Series A 4.50% 9/1/27	505,000	520,392
(Department of Health & Welfare Project)
Series A 5.00% 9/1/24	1,535,000	1,582,263
Series B 4.00% 9/1/48	750,000	760,095
		14,995,523
Local General Obligation Bonds — 13.80%
Ada & Boise Counties Independent School District Boise City
5.00% 8/1/33	1,010,000	1,117,171
5.00% 8/1/34	1,500,000	1,659,165
5.00% 8/1/35	1,160,000	1,283,088
5.00% 8/1/36	500,000	553,055
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,000,000	1,108,340
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/35	1,100,000	$ 1,244,188
Canyon County School District No. 131 Nampa
(School Board Guaranteed) Series B 5.00% 8/15/23	1,295,000	1,347,266
Canyon County School District No. 139 Vallivue
(School Board Guaranteed) Series B 5.00% 9/15/24	1,480,000	1,495,037
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	559,017
Series A 4.00% 9/15/37	1,000,000	1,051,170
Series C 5.00% 9/15/42	500,000	554,325
Ketchum City
2.125% 9/15/41	500,000	381,635
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,171,854
Series B 5.00% 8/15/26	500,000	553,965
Nez Perce County Independent School DistrictNo. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,108,340
Series B 5.00% 9/15/37	1,000,000	1,108,340
		16,295,956
Pre-Refunded Bonds — 3.34%
Canyon County School District No. 139 Vallivue
(School Board Guaranteed) 5.00% 9/15/33-23 §	1,000,000	1,042,680
Nampa Development Corporation Revenue
(Library Square Project) 144A 5.00% 9/1/31-24 #, §	1,000,000	1,088,170
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37-24 §	1,000,000	1,062,140
University of Idaho
Series A 5.00% 4/1/41-28 §	660,000	754,228
		3,947,218
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds — 0.39%
Idawy Solid Waste District
Series A 3.00% 1/1/50	550,000	$ 463,397
		463,397
Special Tax Revenue Bonds — 18.72%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	6,117,813	5,460,148
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	1,665,000	1,940,741
Series A 5.00% 8/15/42	1,325,000	1,560,373
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,589,278
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/32	250,000	259,362
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.807% 7/1/46 ^	6,170,000	1,877,346
Series A-1 5.216% 7/1/51 ^	3,908,000	863,473
(Restructured)
Series A-1 4.55% 7/1/40	875,000	886,331
Series A-1 4.75% 7/1/53	3,055,000	3,073,635
Series A-1 5.00% 7/1/58	1,831,000	1,866,174
Series A-2 4.329% 7/1/40	730,000	730,905
		22,107,766
State General Obligation Bonds — 1.95%
Commonwealth of Puerto Rico
2.807% 11/1/43 ^	2,968,820	1,540,075
(Restructured)
Series A-1 4.00% 7/1/41	317,241	301,354
Series A-1 4.00% 7/1/46	329,926	308,669
Series A-1 4.364% 7/1/33 ^	255,150	151,432
		2,301,530
Transportation Revenue Bonds — 3.07%
Boise City, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,940,259
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Boise City, Idaho Airport Revenue
(Public Parking Facilities Project) Series A 5.00% 9/1/51	1,500,000	$ 1,685,955
		3,626,214
Total Municipal Bonds (cost $123,457,236)		119,538,242
Short-Term Investments — 0.48%
	Number of shares
Money Market Mutual Funds — 0.48%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.64%)	565,133	565,133
Total Short-Term Investments (cost $565,133)		565,133
Total Value of Securities—101.71% (cost $124,022,369)		120,103,375

Liabilities Net of Receivables and Other Assets—(1.71)%		(2,020,935)
Net Assets Applicable to 10,898,517 Shares Outstanding—100.00%		$118,082,440
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $6,172,862, which represents 5.23% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
USD – US Dollar
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